Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Table Text Block]
Name	Background	Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	● A BVI company ● Incorporated on April 23, 2019 ● A holding company	100% owned by Zhongchao Cayman
Zhongchao Group Limited (“Zhongchao HK”)	● A Hong Kong company ● Incorporated on May 14, 2019 ● A holding company	100% owned by Zhongchao BVI
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 29, 2019 ● Registered capital of $10 million ● A holding company	100% owned by Zhongchao HK
Zhongchao Shanghai

●     A PRC limited liability company

●     Incorporated on August 17, 2012

●     Registered capital of RMB 20,250,067 (approximately $3,064,272) with registered capital fully paid-up

●     Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting

VIE of Beijing Zhongchao Zhongxing Technology Limited
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)

●     A PRC limited liability company

●     Incorporated on March 12, 2015

●     Registered capital of $1,597,087 (RMB 10 million) with registered capital fully paid-up

●     Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)

●     A PRC limited liability company

●     Incorporated on May 27, 2017

●     Registered capital of $1,021,525 (RMB 7 million) with registered capital fully paid-up

●     Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Shanghai Zhongxin Medical Technology Co., Ltd (formerly known as “Shanghai Jingyi Medical Technology Co., Ltd.,”) (“Shanghai Jingyi”)

●     A PRC limited liability company

●     Incorporated on October 10, 2018

●     Registered capital of $1,530,784 (RMB 10 million) with registered capital of $1,491,749 to be funded

●     Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

100% owned by Shanghai Zhongxun*
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)

●     A PRC limited liability company

●     Incorporated on September 28, 2016

●     Registered capital of $149,948 (RMB 1 million) with registered capital of $74,974 to be funded

●     Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.

100% owned by Shanghai Maidemu
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)

●      A PRC limited liability company

●      Incorporated on April 27, 2020

●      Registered capital of $141,185 (RMB 1 million) with registered capital of $141,185 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shanghai
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)

●      A PRC limited liability company

●      Incorporated on July 6, 2020

●      Registered capital of $426,642 (RMB 3 million) with registered capital of $426,642 to be funded

●      Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.

100% owned by Shanghai Zhongxin
*	51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Jingyi on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owns 100% of Shanghai Zhongxin’s equity interest.

Schedule of financial statements is reconciled
	December 31, 2020	December 31, 2019
Number of Class A Ordinary Shares legally issued and outstanding	18,085,355	14,752,352
Class A Ordinary Shares committed to be issued to HF Capital	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	19,435,423	16,102,420